LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
LOSS PER SHARE

15.          LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the following years:

	Year ended December 31,
	2016	2017	2018

Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$(8,723)	$(9,548)	$(59,602)
Denominator:
Weighted average number of shares used in calculating net loss per ordinary share—basic and diluted	127,180,801	137,641,562	134,495,549
Net loss per ordinary share-basic and diluted	$(0.07)	$(0.07)	$(0.44)

As a result of the Group’s net loss for each of the years ended December 31, 2018, 965,850,  890,500 and 619,650 options outstanding, 1,906,167,  1,084,284 and 548,780 nonvested shares outstanding, nil,  nil and 88,883,116 shares upon convertible promissory notes as of December 31, 2016, 2017 and 2018, respectively, were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.